Legal, competition and regulatory matters (Narrative) (Details) £ in Millions, SFr in Millions, $ in Millions	1 Months Ended					3 Months Ended	12 Months Ended
	Jun. 30, 2019 CHF (SFr)	May 31, 2019 GBP (£)	Jan. 31, 2017 USD ($)	Feb. 28, 2016 USD ($)	Sep. 30, 2013 GBP (£)	Mar. 31, 2018 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 GBP (£)	[1]	Dec. 31, 2017 GBP (£)	[1]	Dec. 31, 2016 USD ($)	Dec. 31, 2012 GBP (£)	Dec. 31, 2012 USD ($)	Dec. 31, 2008 USD ($)	Nov. 30, 2008 USD ($)	Apr. 25, 2008 USD ($)
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | £							£ 1,849.0		£ 2,207.0		£ 1,207.0
Provisions recognised | £							£ 1,943.0
Investigations into certain agreements and civil action [Member] | Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Loans to government																	$ 3,000.0
FCA Proceedings and other investigations [Member] | Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Loss contingency, Financial penalty warning | £					£ 50.0
Civil action [Member] | Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability							PCP Capital Partners LLP and PCP International Finance Limited (PCP) are seeking damages of approximately £1.6bn from Barclays Bank PLC for fraudulent misrepresentation and deceit, arising from alleged statements made by Barclays Bank PLC to PCP in relation to the terms on which securities were to be issued to potential investors, allegedly including PCP, in the November 2008 capital raising. Barclays Bank PLC is defending the claim and trial is scheduled to commence in June 2020.	PCP Capital Partners LLP and PCP International Finance Limited (PCP) are seeking damages of approximately £1.6bn from Barclays Bank PLC for fraudulent misrepresentation and deceit, arising from alleged statements made by Barclays Bank PLC to PCP in relation to the terms on which securities were to be issued to potential investors, allegedly including PCP, in the November 2008 capital raising. Barclays Bank PLC is defending the claim and trial is scheduled to commence in June 2020.
Loss Contingency, Damages Sought, claimed amounts, Value | £							£ 1.6
Investigation into historic hiring practices [member] | Securities and Exchange Commission [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | £							£ 6.4
Investigations into LIBOR and other benchmarks [Member] | Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability							Regulators and law enforcement agencies, including certain competition authorities, from a number of governments have been conducting investigations relating to Barclays Bank PLC’s involvement in allegedly manipulating certain financial benchmarks, such as LIBOR. The SFO has closed its investigation with no action to be taken against the Group. Various individuals and corporates in a range of jurisdictions have threatened or brought civil actions against the Group and other banks in relation to the alleged manipulation of LIBOR and/or other benchmarks. Certain actions remain pending.	Regulators and law enforcement agencies, including certain competition authorities, from a number of governments have been conducting investigations relating to Barclays Bank PLC’s involvement in allegedly manipulating certain financial benchmarks, such as LIBOR. The SFO has closed its investigation with no action to be taken against the Group. Various individuals and corporates in a range of jurisdictions have threatened or brought civil actions against the Group and other banks in relation to the alleged manipulation of LIBOR and/or other benchmarks. Certain actions remain pending.
Information about contingent liabilities that disclosure is not practicable							Aside from the settlements discussed above, it is not currently practicable to provide an estimate of any further financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.	Aside from the settlements discussed above, it is not currently practicable to provide an estimate of any further financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.
Losses on litigation settlements | £														£ 290.0
USD LIBOR Cases in MDL Court [Member] | Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability							The majority of the USD LIBOR cases, which have been filed in various US jurisdictions, have been consolidated for pre-trial purposes before a single judge in the US District Court in the Southern District of New York (SDNY).	The majority of the USD LIBOR cases, which have been filed in various US jurisdictions, have been consolidated for pre-trial purposes before a single judge in the US District Court in the Southern District of New York (SDNY).
USD LIBOR Cases in MDL Court [Member] | Lawsuits with specified damages sought [Member] | Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Loss Contingency, Damages Sought, claimed amounts, Value															$ 1,250.0
USD LIBOR Cases in MDL Court [Member] | Exchange-Based Class claims [Member] | Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements								$ 20.0
USD LIBOR Cases in MDL Court [Member] | Debt Securities Class claims [Member] | Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements								7.1
Foreign Exchange investigations [Member] | Securities and Exchange Commission [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements	SFr 27	£ 210.0
Foreign Exchange investigations [Member] | Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability													In 2015, the Group reached settlements totalling approximately $2.38bn with various US federal and state authorities and the FCA in relation to investigations into certain sales and trading practices in the Foreign Exchange market. Under the related plea agreement with the US Department of Justice (DoJ), which received final court approval in January 2017, the Group agreed to a term of probation of three years. The Group also continues to provide relevant information to certain authorities.
Losses on litigation settlements													$ 2,380.0
Number of years probation			3 years
Foreign Exchange investigations [Member] | Fines settlement [Member] | Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements			$ 650.0
US residential and commercial mortgage-related activity and litigation [Member] | RMBS Repurchase Requests [Member] | Originated and sold to third parties by Acquired Subsidiary [Member] | Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Original unpaid principal balance at time of sale								$ 2,100.0
Alternative trading systems and high-frequency trading [Member] | Barclays Bank PLC [member] | Barclays Capital Inc [member] | Securities and Exchange Commission [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements				$ 35.0
Alternative trading systems and high-frequency trading [Member] | Barclays Bank PLC [member] | Barclays Capital Inc [member] | New York Attorney General [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements				$ 35.0
American Depositary Shares [Member] | Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability							Barclays PLC and Barclays Bank PLC were named as defendants in a securities class action consolidated in the SDNY that alleged misstatements and omissions in offering documents for certain American Depositary Shares issued by Barclays Bank PLC in April 2008 with an original face amount of approximately $2.5 billion (the April 2008 Offering). The plaintiffs asserted claims under the Securities Act of 1933, alleging misstatements and omissions concerning (amongst other things) Barclays Bank PLC’s exposure to mortgage and credit market risk and its financial condition. In 2017, the SDNY granted the defendants’ motion for summary judgment on all claims against them, a decision affirmed by the appellate court in November 2018.	Barclays PLC and Barclays Bank PLC were named as defendants in a securities class action consolidated in the SDNY that alleged misstatements and omissions in offering documents for certain American Depositary Shares issued by Barclays Bank PLC in April 2008 with an original face amount of approximately $2.5 billion (the April 2008 Offering). The plaintiffs asserted claims under the Securities Act of 1933, alleging misstatements and omissions concerning (amongst other things) Barclays Bank PLC’s exposure to mortgage and credit market risk and its financial condition. In 2017, the SDNY granted the defendants’ motion for summary judgment on all claims against them, a decision affirmed by the appellate court in November 2018.
Information about contingent liabilities that disclosure is not practicable							Absent the summary judgment decision being overturned on appeal, Barclays does not expect the financial impact of the action described to be material to Barclays’ operating results, cash flows or financial position.	Absent the summary judgment decision being overturned on appeal, Barclays does not expect the financial impact of the action described to be material to Barclays’ operating results, cash flows or financial position.
Issued capital																		$ 2,500.0
Civil actions in respect of the US Anti-Terrorism Act [Member] | Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability							There are a number of civil actions, on behalf of more than 4,000 plaintiffs, filed in US federal courts in the US District Court in the Eastern District of New York (EDNY) and SDNY against Barclays Bank PLC and a number of other banks. The complaints generally allege that Barclays Bank PLC and those banks engaged in a conspiracy to facilitate US dollar-denominated transactions for the Government of Iran and various Iranian banks, which in turn funded acts of terrorism that injured or killed plaintiffs or plaintiffs’ family members. The plaintiffs seek to recover damages for pain, suffering and mental anguish under the provisions of the US Anti-Terrorism Act, which allow for the trebling of any proven damages.	There are a number of civil actions, on behalf of more than 4,000 plaintiffs, filed in US federal courts in the US District Court in the Eastern District of New York (EDNY) and SDNY against Barclays Bank PLC and a number of other banks. The complaints generally allege that Barclays Bank PLC and those banks engaged in a conspiracy to facilitate US dollar-denominated transactions for the Government of Iran and various Iranian banks, which in turn funded acts of terrorism that injured or killed plaintiffs or plaintiffs’ family members. The plaintiffs seek to recover damages for pain, suffering and mental anguish under the provisions of the US Anti-Terrorism Act, which allow for the trebling of any proven damages.
Portuguese Competition Authority investigation [Member] | Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability							The Portuguese Competition Authority found that a subsidiary of Barclays Bank PLC and other banks violated competition law by exchanging information about retail credit products relating to mortgages, consumer lending and lending to small and medium enterprises. The Group applied for immunity and received no fine.	The Portuguese Competition Authority found that a subsidiary of Barclays Bank PLC and other banks violated competition law by exchanging information about retail credit products relating to mortgages, consumer lending and lending to small and medium enterprises. The Group applied for immunity and received no fine.
Period under investigation of competition law infringment							11 years	11 years
BDC Finance LLC [Member] | Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability							In 2008, BDC Finance L.L.C. (BDC) filed a complaint in the NY Supreme Court, demanding damages of $298m, alleging that Barclays Bank PLC had breached a contract in connection with a portfolio of total return swaps governed by an ISDA Master Agreement (collectively, the Agreement).	In 2008, BDC Finance L.L.C. (BDC) filed a complaint in the NY Supreme Court, demanding damages of $298m, alleging that Barclays Bank PLC had breached a contract in connection with a portfolio of total return swaps governed by an ISDA Master Agreement (collectively, the Agreement).
Litigation settlements approved, value																$ 298.0
HM Revenue and Customs (HMRC) assessments concerning UK Value Added Tax [member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability							In 2018, HMRC issued notices that have the effect of removing certain overseas subsidiaries that have operations in the UK from Barclays’ UK VAT group, in which group supplies between members are generally free from VAT. The notices have retrospective effect and correspond to assessments of £181m (inclusive of interest), of which Barclays would expect to attribute an amount of approximately £128m to Barclays Bank UK PLC and £53m to Barclays Bank PLC. Barclays has appealed HMRC’s decision to the First Tier Tribunal (Tax Chamber).	In 2018, HMRC issued notices that have the effect of removing certain overseas subsidiaries that have operations in the UK from Barclays’ UK VAT group, in which group supplies between members are generally free from VAT. The notices have retrospective effect and correspond to assessments of £181m (inclusive of interest), of which Barclays would expect to attribute an amount of approximately £128m to Barclays Bank UK PLC and £53m to Barclays Bank PLC. Barclays has appealed HMRC’s decision to the First Tier Tribunal (Tax Chamber).
Loss Contingency, Damages Sought, claimed amounts, Value | £						£ 181.0
HM Revenue and Customs (HMRC) assessments concerning UK Value Added Tax [member] | Barclays Bank UK PLC [member]
Disclosure of contingent liabilities [line items]
Loss Contingency, Damages Sought, claimed amounts, Value | £						128.0
HM Revenue and Customs (HMRC) assessments concerning UK Value Added Tax [member] | Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Loss Contingency, Damages Sought, claimed amounts, Value | £						£ 53.0

[1]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1